Power project acquisition and development costs (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Power Project Acquisition And Development Costs [Abstract]
Disclosure of power project acquisition and development costs [Table Text Block]
	Development Costs	Acquisition Costs	Total
December 31, 2020	$4,108,336	$1,591,500	$5,699,836
Additions	487,842	-	487,842
Unrealized foreign exchange	(17,424)	(6,750)	(24,174)
December 31, 2021	$4,578,754	$1,584,750	$6,163,504
Additions	424,420	-	424,420
Unrealized foreign exchange	305,375	108,250	413,625
December 31, 2022	$5,308,549	$1,693,000	$7,001,549